Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted Under Share Plan (Detail)															6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2009 Stock Appreciation Rights ZAR	Dec. 31, 2011 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2010 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2009 2005 Share Plan South Africa Rand ZAR	Jun. 30, 2008 2005 Share Plan South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2010 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2009 2005 Share Plan U.S. Dollar USD ($)	Jun. 30, 2008 2005 Share Plan U.S. Dollar USD ($)	Dec. 31, 2010 2005 Share Plan Restricted Stock	Dec. 31, 2011 2005 Share Plan Restricted Stock	Jun. 30, 2010 2005 Share Plan Restricted Stock	Jun. 30, 2009 2005 Share Plan Restricted Stock	Dec. 31, 2010 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2010 2005 Share Plan Stock Appreciation Rights	Jun. 30, 2009 2005 Share Plan Stock Appreciation Rights	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights South Africa Rand ZAR	Dec. 31, 2011 2005 Share Plan Stock Appreciation Rights U.S. Dollar USD ($)
Number of Options
Beginning Balance															8,438,663	7,650,081	6,831,964	5,396,887	5,660,272	5,270,597	4,609,626	3,837,937
Granted during the period															381,115	3,165,342	3,177,552	2,616,171	307,070	1,638,484	1,564,217	1,311,271
Exercised and released															(355,779)	(2,559,552)	(341,309)	(73,954)	(13,329)	(1,247,317)
Forfeited															(753,918)	(886,759)	(619,793)	(880,240)	(683,416)	(631,621)	(513,571)	(539,582)
Conditions for vesting not met															(60,000)		(609,751)	(226,900)
Ending Balance															7,650,081	7,369,112	8,438,663	6,831,964	5,270,597	5,030,143	5,660,272	4,609,626
Average price
Granted during the period					119.17	103.66	90.84	108.90		$ 16.51	$ 14.52	$ 11.98	$ 12.09
Exercised and released					111.06	103.07				$ 15.38	$ 14.44
Forfeited					110.69	104.01	109.40	121.07		$ 15.33	$ 14.57	$ 14.43	$ 13.44
Conditions for vesting not met
Average price, at end of year	119.17	93.89	90.84	108.90	107.91	105.53	106.00	111.50	112.73	$ 13.27	$ 15.63	$ 14.00	$ 13.83	$ 14.09									107.91	$ 13.27